Dreyfus
New York
Tax Exempt
Bond Fund, Inc.
Semi-Annual
Report

November 30, 1997

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report on the Dreyfus New York Tax Exempt Bond Fund, Inc. for the six-month period ended November 30, 1997. Your Fund produced a total return, including share price changes and dividend income, of 5.47%.* The Fund's tax-free annualized distribution rate per share was 4.86%.**

Economic Review

   Almost everything went right for the U.S. economy over the reporting period. In its seventh year of expansion, the economy showed no sign of an upsurge in inflation resulting from tightening labor markets. With the unemployment rate at its lowest level in almost a decade, investors had been concerned that wage gains might result in higher levels of inflation and cause the Federal Reserve Board (the "Fed") to again raise interest rates. Given the longevity of our economic recovery, the Fed's monetary policymakers apparently were hoping that a cyclical easing in the economic growth rate would help dampen any incipient inflationary pressure. Recent turmoil in the financial markets of Asia and Latin America has raised prospects for a slowdown in U.S. exports as those nations shore up their financial systems. If this were to occur, the diminished demand for U.S. goods overseas could be a drag on domestic economic growth. What is all but certain is that the Fed is reluctant to further unsettle world financial markets by raising interest rates over the near term.

   Indicators of future economic conditions showed high levels of consumer optimism and pointed toward continued growth. Consumers' spirits have been lifted by an unemployment rate at a quarter-century low (4.7% at the end of the reporting period), and core inflation, which excludes food and energy price changes, at the 2% level. The Conference Board, a business-sponsored research group, recently reported that its Consumer Confidence Index hit a new high for this economic expansion. Since consumers account for two thirds of all economic activity, their confidence in the economy is an important indicator of future conditions. Another important index of future economic conditions, the Index of Leading Economic Indicators (also a Conference Board index), implied continued growth. Government reports of personal income and consumer spending showed healthy rates of increase as well.

   The production side of the economy continued its robust advance. Industrial output rose consistently, and while the factory utilization rate (a potential harbinger of production bottlenecks and price pressures) also increased, there was little evidence of producer-generated inflation. Additional good news regarding inflation came from the report that the productivity of U.S. workers rose at its fastest pace in five years during the third quarter of 1997. This increase in worker efficiency helped push down unit labor costs and eased concerns that labor costs, despite the tight labor market, would lead to higher inflation.

   The interplay between worker productivity and worker wage increases does much in determining the future course of inflation. We continue to monitor that closely, along with developments in the international financial arena. The recent international turbulence underscored the close economic relationships that exist among all countries, particularly in this age of multinational companies and pervasive global capitalism.

Market Environment

   Renewed concerns regarding Asia and Latin America have resulted in an international flight to quality and projections of the US economy slowing down due to diminished exports. In U.S. fixed income securities, these consequences have raised prices, an appreciation from already high price levels, and further lowered yield levels. The timing comes on the heels of many strong recent economic indicators, especially on employment and housing, that show signs of potential inflation that could push market prices lower.

   These strong opposing forces have generated a potential dilemma for bond market participants. With only potential evidence of weakness in the economy, the 30-year Treasury bond's yield has been pushed to the 6.10% level. Participants must now decide if they should position themselves for a run below 6%. More importantly, the question arises whether a new level of interest rates is sustainable from global currency devaluation and foreign economic weakness alone. Anticipated information on U.S. wage pressure and retail sales should provide needed conviction to many participants' sentiments.

The Portfolio

   While global forces have recently gripped the fundamental market direction, new issuance has also reemerged as the dominant technical market force in the municipal arena. Lower yield levels have encouraged many municipal authorities to issue new debt or refinance older, higher cost debt. Despite the increase in supply, most issues are absorbed with relative ease. In the Fund, many existing holdings have become premium bonds (currently valued above par) due to price appreciation. Our investment approach has concentrated on longer-term intermediate range (15-18 years) paper, and other bonds that are expected to provide similar positive market performance. We continue to focus on shortening maturities and lengthening call features in our bond selection. If rates stabilize in the current ranges, it is intended that higher income paper will perform well and be defensive against discount alternatives.

                                       Very truly yours,

                                       /s/ Richard J. Moynihan

                                       Richard J. Moynihan
                                       Director, Municipal Portfolio Management
                                       The Dreyfus Corporation

December 18, 1997
New York, N.Y.

*  Total return includes reinvestment of dividends and any capital gains paid.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders, and to state and local taxes for non-residents of New York.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments--91.9%                                                          Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
New York--88.4%
Castle Rest Residential Health Care Facility, Health Care Revenue,
   Health, Hospital and Nursing Home Improvements,
   5.60%, 8/1/2017 (Insured; FHA)..............................................             $  1,700,000   $    1,724,599
Cohoes Industrial Development Agency, IDR (Norlite Corp. Project)
   6.75%, 5/1/2009 (LOC; Dresdner Bank) (Prerefunded 5/1/2002) (a,b)...........                5,000,000        5,570,400
Metropolitan Transportation Authority, Revenue:
   Commuter Facilities, Service Contract 6%, 7/1/2016 (Insured; FGIC)(c).......                9,000,000        9,694,260
   Transit Facilities, Service Contract:
      7.50%, 7/1/2019 (Prerefunded 7/1/2000)(b)................................                7,700,000        8,454,061
      Refunding:
         6.625%, 7/1/2014 (Prerefunded 7/1/2002)(b)............................                5,950,000        6,616,341
         7.125%, 7/1/2009......................................................                5,000,000        5,541,000
Municipal Assistance Corporation for City of New York, Revenue, Refunding:
   5.50%, 7/1/2001.............................................................               19,765,000       20,652,844
   6%, 7/1/2005................................................................               13,000,000       14,267,890
   6%, 7/1/2006................................................................                7,770,000        8,569,300
Nassau County Industrial Development Agency, IDR
   (Hofstra University Project) 8.25%, 7/1/2003 (Prerefunded 7/1/1998) (b).....                3,000,000        3,076,860
New York City:
   7.50%, 2/1/2003.............................................................                3,500,000        3,901,345
   6.375%, 8/1/2004............................................................               16,000,000       17,269,920
   7.50%, 2/1/2006.............................................................                4,000,000        4,493,440
   7.75%, 8/15/2006 (Prerefunded 8/15/2001) (b)................................                5,780,000        6,560,069
   5.75%, 2/1/2007 (Insured; AMBAC) (c)........................................               12,305,000       13,258,022
   5.75%, 8/15/2008............................................................                5,000,000        5,211,150
   6.50%, 8/15/2009............................................................               10,125,000       11,381,614
   7.50%, 3/15/2010............................................................                  585,000          630,098
   7%, 10/1/2010...............................................................                3,955,000        4,373,755
   5.50%, 11/15/2010...........................................................               10,110,000       10,332,218
   3.65%, 8/1/2011.............................................................               18,775,000       19,264,464
   6%, 8/1/2011................................................................                9,750,000       10,292,003
   6.25%, 8/1/2011 (Insured; FSA) (Prerefunded 8/1/2002) (b)...................                3,950,000        4,332,795
   5.75%, 8/15/2011............................................................                8,870,000        9,113,570
   5.75%, 2/1/2012.............................................................                3,000,000        3,092,970
   5.875%, 8/15/2013...........................................................                4,550,000        4,719,897
   6.85%, 10/1/2013............................................................                5,000,000        5,377,500
   5.875%, 2/1/2016............................................................                2,500,000        2,576,750
   7.50%, 8/1/2021 (Prerefunded 8/1/2002) (b)..................................                  565,000          636,207
   7.50%, 8/1/2021.............................................................                4,435,000        5,097,633
   Refunding:
      6.015%, 8/1/2003 (d).....................................................                7,500,000        7,837,500
      6.215%, 8/1/2004 (d).....................................................                7,610,000        7,990,500
      6.515%, 8/1/2005 (d).....................................................                5,000,000        5,331,250
      5.45%, 8/1/2005..........................................................               13,770,000       15,177,845
      6.25%, 2/15/2007.........................................................                5,375,000        5,818,276
      5.939%, 8/1/2008 (d).....................................................                4,490,000        4,428,263
      5.939%, 8/1/2008 (d).....................................................                7,365,000        7,254,525
      5.939%, 8/1/2008 (d).....................................................                7,365,000        7,254,525

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
New York (continued)
New York City (continued):
   Refunding (continued):
      6.139%, 8/1/2009 (d).....................................................             $  4,280,000   $    4,215,800
      6.239%, 8/1/2010 (d).....................................................                8,170,000        8,047,450
      7.50%, 3/15/2010 (Prerefunded 3/15/2000) (b).............................                9,415,000       10,256,230
      5.25%, 8/1/2010..........................................................               10,500,000       11,256,735
      6.25%, 8/1/2010..........................................................               10,000,000       10,662,200
      6.375%, 8/15/2012........................................................               13,000,000       13,926,900
      6%, 8/1/2014.............................................................                2,250,000        2,367,405
      6%, 8/1/2017.............................................................                3,000,000        3,130,320
      5.875%, 8/1/2024.........................................................               16,000,000       16,426,080
      6.125%, 8/1/2025.........................................................               12,250,000       12,870,953
New York City Housing Development Corp., MFHR Refunding 5.625%, 5/1/2012.......               14,460,000       14,890,474
New York City Industrial Development Agency:
   Civic Facility Revenue, University and College Improvements
      (College of New Rochelle Project) 5.80% 9/1/2026.........................                5,000,000        5,163,700
   Industrial Improvements, Special Facility Revenue (Northwest Airlines, Inc.)
      6%, 6/1/2027.............................................................                1,400,000        1,428,588
New York City Municipal Water Finance Authority, Water and Sewer Systems Revenue:
   5.625%, 6/15/2011...........................................................               16,000,000       16,479,840
   7%, 6/15/2015 (Prerefunded 6/15/2001) (b)...................................                5,655,000        6,213,544
   6.20%, 6/15/2021 (Insured; AMBAC)...........................................                9,700,000       10,600,936
   5.75%, 6/15/2029............................................................               41,000,000       42,241,070
   Refunding 5.625%, 6/15/2019.................................................               17,335,000       17,635,416
State of New York:
   5.875%, 3/15/2014...........................................................                3,000,000        3,162,570
   5.50%, 7/15/2016............................................................               11,165,000       11,444,348
   Environmental Quality:
      5%, 1/15/2014............................................................                7,170,000        7,060,371
      5.125%, 1/15/2016........................................................                4,035,000        4,003,245
   Refunding:
      5.625%, 8/15/2009........................................................               15,000,000       15,843,150
      5.70%, 8/15/2011.........................................................                4,500,000        4,735,845
      6.125%, 11/15/2011.......................................................                3,130,000        3,317,424
      5.80%, 10/1/2013.........................................................                4,715,000        5,001,248
New York State Dormitory Authority, Revenues:
   (City University Systems):
      7%, 7/1/2009.............................................................                8,500,000        9,875,470
      7.50%, 7/1/2010 (Insured; FGIC)..........................................                5,000,000        6,253,600
      5.625%, 7/1/2016.........................................................                9,120,000        9,478,234
      5%, 7/1/2020.............................................................               10,000,000        9,345,000
      Refunding:
         6.13%, 7/1/2008 (Insured; FGIC) (d)...................................                5,000,000        5,318,750
         6.33%, 7/1/2009 (Insured; FGIC) (d)...................................                4,050,000        4,323,375
         5.60%, 7/1/2010.......................................................               12,000,000       12,297,240
         5.375%, 7/1/2014 (Insured; FGIC)......................................                6,500,000        6,614,205

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
New York (continued)
New York State Dormitory Authority, Revenues (continued):
   (City University Systems) (continued):
      Refunding (continued):
         5.50%, 7/1/2016 (Insured; AMBAC)......................................             $ 24,000,000   $   24,638,400
         5.625%, 7/1/2019......................................................               11,550,000       11,645,172
   (Cornell University) 7.375%, 7/1/2030.......................................               11,785,000       12,902,689
   Court Facilities Lease Revenues, 5.625%, 5/15/2013..........................                5,000,000        5,086,650
   (New York Medical College) 6.875%, 7/1/2021 (Insured; FGIC).................               19,310,000       21,114,906
   Nursing Home:
      (Frances Schervier Home) 5.50%, 7/1/2017 (Insured; AGIC).................                4,000,000        4,003,160
      (Lakeside/Beikirch Nursing Home) 6%, 2/1/2037 (Insured; FHA) (e).........                5,000,000        5,270,300
      (Menorah Campus) Refunding:
         5.95%, 2/1/2017 (Insured; FHA)........................................                3,000,000        3,141,960
         6.10%, 2/1/2037 (Insured; FHA)........................................                8,500,000        9,074,515
   (State University):
      7.60% 7/1/2018 (Prerefunded 7/1/1998) (b)................................                3,000,000        3,125,460
      Educational Facilities:
         7.25%, 5/15/2008 (Prerefunded 5/15/2000) (b)..........................               11,590,000       12,645,385
         7.50%, 5/15/2011......................................................                3,750,000        4,553,063
         7.375%, 5/15/2014 (Prerefunded 5/15/2000) (b).........................               10,155,000       11,126,732
         7%, 5/15/2018 (Prerefunded 5/15/2000) (b).............................               16,060,000       17,456,899
         Refunding:
            5.875%, 5/15/2011..................................................               20,000,000       21,587,200
            5.50%, 5/15/2013...................................................               10,000,000       10,364,400
            5.50%, 5/15/2013 (Insured; FGIC)...................................                6,035,000        6,367,166
            7.375%, 5/15/2014..................................................               12,945,000       14,086,361
            5%, 5/15/2018......................................................                6,000,000        5,676,360
New York State Energy Research and Development Authority
   Electric Facilities, Revenue:
      (Consolidated Edison Co. Project) 7.125%, 12/1/2029......................               13,000,000       14,767,090
      (Long Island Lighting Company Project):
         7.15%, 9/1/2019.......................................................                8,930,000        9,718,966
         6.90%, 8/1/2022.......................................................                3,010,000        3,265,940
New York State Environmental Facilities Corp., State Water Pollution Control
   Revolving Fund Revenue (New York City Municipal Water Finance Authority
   Project):
      6.875%, 6/15/2010 (Prerefunded 6/15/2001) (b)............................               18,800,000       20,775,128
      6.875%, 6/15/2010........................................................                2,540,000        2,792,247
      7.25%, 6/15/2010 (Prerefunded 6/15/2001) (b).............................               15,500,000       17,318,150
      7.25%, 6/15/2010.........................................................                  565,000          625,048
      7%, 6/15/2012 (Prerefunded 6/15/2001) (b)................................               21,105,000       23,408,400
      7%, 6/15/2012............................................................                  555,000          609,484

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
New York (continued)
New York State Housing Finance Agency, Revenue:
   Health Facilities, Refunding:
      5.875%, 5/1/2004.........................................................             $  6,500,000   $    6,907,940
      6%, 5/1/2008.............................................................               10,000,000       10,736,300
   Housing Projects, Refunding 6.10%, 11/1/2015 (Insured; FSA).................               13,300,000       14,077,651
   Insured Multi-Family Mortgage 7%, 8/15/2022.................................                4,495,000        4,802,053
   Multi-Family Housing Second Mortgage 6.95%, 8/15/2024 (Insured; FHA)........                2,865,000        3,034,092
   Service Contract Obligation:
      5.375%, 9/15/2011........................................................               13,520,000       13,574,350
      Refunding 5.50%, 9/15/2018...............................................               15,625,000       15,604,375
New York State Local Government Assistance Corp.:
   7%, 4/1/2005................................................................                4,300,000        4,758,380
   6%, 4/1/2024................................................................               17,005,000       18,051,828
New York State Medical Care Facilities Finance Agency, Revenue:
   FHA Insured Mortgage:
      (Montefiore Medical Center) 5.75%, 2/15/2015 (Insured; AMBAC)............                8,750,000        9,104,462
      (New York Hospital) 6.50%, 8/15/2029 (Insured; AMBAC)....................               12,000,000       13,361,880
      (Saint Lukes Hospital) 7.45%, 2/15/2029 (Prerefunded 2/15/2000)(b).......               10,000,000       10,894,100
   Hospital and Nursing Home FHA Insured Mortgage:
      6.125%, 2/15/2015........................................................               13,270,000       14,178,332
      (Saint Joseph's and Bayley Seton Hospital) Refunding 6.45%, 2/15/2009....                6,065,000        6,666,163
      (Saint Lukes and Waterfront Nursing Homes) 6.85%, 2/15/2012..............                6,000,000        6,521,100
   Insured Long Term Health Care 6.45%, 11/1/2010 (Insured; FSA)...............               10,875,000       11,925,960
   Mental Health Services:
      5.375%, 8/15/2013 (Insured, FGIC)........................................                4,900,000        4,959,731
      Refunding, Custodial Receipts 5.375%, 2/15/2014 (Insured; FGIC)..........               15,000,000       15,092,700
   Mental Health Services Facilities Improvement 6%, 2/15/2025 (Insured; MBIA).                8,710,000        9,240,352
New York State Mortgage Agency, Homeowner Mortgage Revenue:
   6.11%, 10/1/2007 (d)........................................................                  935,000          952,531
   6.71%, 10/1/2010 (d)........................................................                1,460,000        1,483,725
   7.01%, 10/1/2012 (d)........................................................                2,500,000        2,596,875
   6.60%, 10/1/2019............................................................               10,685,000       11,522,277
   5.80%, 10/1/2028............................................................                9,000,000        9,144,900
   5.85%, 10/1/2028............................................................               10,000,000       10,253,400
      Refunding:
         6%, 4/1/2017..........................................................                6,000,000        6,275,940
         6%, 10/1/2022.........................................................                5,000,000        5,209,450
         6.20%, 10/1/2026(c)...................................................               28,100,000       29,542,654
New York State Power Authority, Revenue and General Purpose Refunding
   6.625%, 1/1/2012............................................................                6,490,000        7,082,537
New York State Thruway Authority, Revenues:
   Highway and Bridge Trust Fund:
      5.50%, 4/1/2015 (Insured; MBIA)(c).......................................               15,800,000       16,216,646
      5%, 4/1/2016 (Insured; FSA)..............................................                8,270,000        8,104,104

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
New York (continued)
New York State Thruway Authority, Revenues (continued):
   (Local Highway and Bridge) Service Contract:
      7.25%, 1/1/2010 (Prerefunded 1/1/2001)(b)................................             $ 13,000,000   $   14,364,350
      5.75%, 4/1/2013 (Insured; MBIA)(c).......................................                7,185,000        7,498,553
      5.75%, 4/1/2016..........................................................               35,950,000       37,020,231
      Refunding:
         6.73%, 4/1/2004 (d)...................................................                4,000,000        4,315,000
         5.73%, 4/1/2006 (d)...................................................               10,785,000       10,865,887
         6%, 4/1/2011..........................................................                5,000,000        5,356,800
         6%, 4/1/2012..........................................................                6,195,000        6,659,129
         5%, 4/1/2017..........................................................                8,250,000        7,837,335
New York State Urban Development Corp., Lease Revenue:
   (Correctional Capital Facilities):
      5.25%, 1/1/2013..........................................................                8,935,000        8,851,904
      5.625%, 1/1/2017.........................................................               10,240,000       10,353,357
      Refunding 5.50%, 1/1/2016................................................               18,385,000       18,407,797
   Refunding:
      5.50%, 7/1/2016 (Insured; FHA)...........................................               13,250,000       13,624,312
      5.75%, 1/1/2013..........................................................               10,030,000       10,269,617
   (State Facilities) Refunding 5.70%, 4/1/2020................................               20,000,000       20,904,600
Port Authority of New York and New Jersey:
   (Consolidated Bond 93rd Series) 6.125%, 6/1/2094............................               15,000,000       16,820,550
   (Consolidated Bond 99th Series) 5.90%, 11/1/2012 (Insured; FGIC)............                6,840,000        7,224,955
   (Consolidated Bond 99th Series) 6%, 11/1/2013 (Insured; FGIC)...............                5,810,000        6,154,765
   Special Obligation Revenue (JFK International Air Terminal-6):
      6.25%, 12/1/2014 (Insured; MBIA).........................................               10,000,000       11,266,800
      5.75%, 12/1/2022 (Insured; MBIA).........................................               24,000,000       24,906,960
Tompkins County Industrial Development Agency, Civic Facility Revenue
   (Ithacare Center Project) 6.20%, 2/1/2037 (Insured; FHA)....................                6,000,000        6,450,420
Triborough Bridge and Tunnel Authority:
   Revenues:
      7.375%, 1/1/2016 (Prerefunded 1/1/2000)(b)...............................                8,280,000        8,946,706
      General Purpose:
         6.50%, 1/1/2015 (Prerefunded 1/1/1999)(b).............................                8,525,000        8,889,273
         Refunding 5%, 1/1/2014................................................                5,000,000        4,980,600
         Special Obligation Refunding 7.10%, 1/1/2010..........................                9,000,000        9,865,890
United Nations Development Corporation, Revenue, Refunding:
   Senior Lien:
      5.96%, 7/1/2008 (d)......................................................                1,545,000        1,543,069
      6.16%, 7/1/2009 (d)......................................................                1,760,000        1,757,800
      6.56%, 7/1/2014 (d)......................................................                  625,000          625,000
      5.60%, 7/1/2026..........................................................                7,000,000        7,009,100
   Subordinated Lien:
      5.40%, 7/1/2014 (d)......................................................                1,375,000        1,375,000
      5.60%, 7/1/2026..........................................................                1,000,000        1,001,600

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                         November 30, 1997 (Unaudited)

                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount          Value
-------------------------------------------------------------------------------             ------------   --------------
U.S. Related--3.5%
Commonwealth of Puerto Rico, Public Improvement 6%, 7/1/2026...................             $  5,000,000   $    5,348,550
Puerto Rico Aqueduct and Sewer Authority, Revenue:
   10.25%, 7/1/2009............................................................               13,750,000       18,911,613
   7.875%, 7/1/2017 (Prerefunded 7/1/1998)(b)..................................                4,340,000        4,530,092
Puerto Rico Highway and Transportation Authority, Highway Revenue:
   6%, 7/1/2022................................................................                9,500,000       10,033,140
   5%, 7/1/2036................................................................                6,000,000        5,733,600
   Refunding 5.50%, 7/1/2015 (Insured; MBIA)...................................                8,000,000        8,459,200
Puerto Rico Public Buildings Authority, Lease Revenue:
   5%, 7/1/2027 (Insured; AMBAC)...............................................                2,000,000        1,948,660
   Public Education and Health Facilities, Refunding 5.75%, 7/1/2015
      (Guaranteed; Commonwealth of Puerto Rico)................................                4,250,000        4,368,023
                                                                                                           --------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
   (cost $1,457,870,737).......................................................                            $1,559,313,107
                                                                                                           ==============

Short-Term Municipal Investments--8.1%
-------------------------------------------------------------------------------
New York:
New York City, Revenue, VRDN:
   Public Improvements:
      3.85% (LOC; Morgan Guaranty Trust) (a,f).................................             $  7,850,000   $    7,850,000
      4.50% (LOC; Union Bank of Switzerland) (a,f).............................                2,000,000        2,000,000
      3.85% (Insured; MBIA, SBPA; Rabobank Nederland) (f)......................               11,000,000       11,000,000
   Refunding 3.85% (LOC; Morgan Guaranty Trust) (a,f)..........................               19,450,000       19,450,000
New York City Municipal Water Finance Authority, VRDN
   Water and Sewer System Revenue:
      3.85% (Insured; FGIC, SBPA; FGIC) (f)....................................               38,950,000       38,950,000
      Refunding:
        3.90% (Insured; FGIC, SBPA; FGIC) (f)..................................                4,000,000        4,000,000
        4% (Insured; FGIC, SBPA, FGIC) (f).....................................                8,700,000        8,700,000
New York State Dorm Authority, Revenues, VDRN (Oxford University Press, Inc.)
   3.90% (LOC; Landesbank Hessen-Thuringen Girozentrale) (a,f).................                8,400,000        8,400,000
New York State Energy Research and Development Authority,
   PCR, VDRN (Niagra Mohawk Power Project) 4.10% (LOC; Morgan Guaranty Trust) (a              22,900,000       22,900,000
Port Authority of New York and New Jersey, Special Obligation Revenue, VDRN,
   Refunding:
      3.85% (SBPA; Morgan Guaranty Trust) (f)..................................               12,400,000       12,400,000
      3.90% (SBPA; Landesbank Hessen-Thuringen Girozentrale) (f)...............                2,300,000        2,300,000
                                                                                                           --------------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
   (cost $137,950,000).........................................................                            $  137,950,000
                                                                                                           ==============
TOTAL INVESTMENTS--100.0%
   (cost $1,595,820,737).......................................................                            $1,697,263,107
                                                                                                           ==============

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------
AGIC       Asset Guaranty Insurance Company                 MBIA       Municipal Bond Investors Assurance
AMBAC      American Municipal Bond Assurance Corporation                 Insurance Corporation
FGIC       Financial Guaranty Insurance Company             MFHR       Multi-Family Housing Revenue
FHA        Federal Housing Administration                   PCR        Pollution Control Revenue
FSA        Financial Security Assurance                     SBPA       Standby Bond Purchase Agreement
IDR        Industrial Development Revenue                   VRDN       Variable Rate Demand Notes
LOC        Letter of Credit

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------------------------------------
Fitch (g)          or          Moody's           or           Standard & Poor's         Percentage of Value
------                         -------                        ----------------           ------------------
AAA                            Aaa                            AAA                                27.6%
AA                             Aa                             AA                                 17.5
A                              A                              A                                  34.9
BBB                            Baa                            BBB                                13.3
BB                             Ba                             BB                                   .9
F1                             MIG1                           SP1                                 5.8
                                                                                                -----
                                                                                                100.0%
                                                                                                =====

Notes to Statement of Investments:
-------------------------------------------------------------------------------------
(a) Secured by letters of credit.
(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) Held in a segregated account as collateral for delayed-delivery.
(d) Inverse floater security--interest rate is subject to change periodically.
(e) Purchased on a delayed-delivery basis.
(f) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(g) Fitch currently provides creditworthiness information for a limited number of investments.

                      See notes to financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Assets and Liabilities              November 30, 1997 (Unaudited)

                                                                                                     Cost            Value
                                                                                               --------------   --------------
ASSETS:                       Investments in securities--See Statement of Investments          $1,595,820,737   $1,697,263,107
                              Cash.............................................                                         29,100
                              Interest receivable..............................                                     28,270,463
                              Prepaid expenses.................................                                         18,296
                                                                                                                --------------
                                                                                                                1,725,580,966
                                                                                                                --------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                        768,569
                              Payable for investment securities purchased......                                     15,511,745
                              Payable for shares of Common Stock redeemed......                                         12,674
                              Accrued expenses.................................                                         97,433
                                                                                                                --------------
                                                                                                                    16,390,421
                                                                                                                --------------

NET ASSETS.....................................................................                                 $1,709,190,545
                                                                                                                ==============

REPRESENTED BY:               Paid-in capital..................................                                 $1,590,332,490
                              Accumulated undistributed investment income--net..                                       449,050
                              Accumulated net realized gain (loss) on investments                                   16,966,635
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 4..........................                                   101,442,370
                                                                                                                --------------
NET ASSETS.....................................................................                                 $1,709,190,545
                                                                                                                ==============

SHARES OUTSTANDING
(300 million shares of $.01 par value Common Stock authorized).................                                    110,905,191

NET ASSET VALUE, offering and redemption price per share--Note 3(d).............                                        $15.41
                                                                                                                        ======

                      See notes to financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Operations          Six Months Ended November 30, 1997 (Unaudited)

INVESTMENT INCOME

INCOME:                       Interest Income............................                                     $47,345,534

EXPENSES:                     Management fee--Note 3(a)...................           $  5,075,989
                              Shareholder servicing costs--Note 3(b)......                712,160
                              Directors' fees and expenses--Note 3(c).....                 31,367
                              Professional fees..........................                  25,645
                              Custodian fees.............................                  24,984
                              Prospectus and shareholders' reports.......                  22,774
                              Registration fees..........................                  14,573
                              Loan commitments fees--Note 2...............                  6,205
                                                                                     ------------
                                Total Expenses...........................                                     5,913,697
                                                                                                              -----------

INVESTMENT INCOME--NET....................................................                                     41,431,837


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments....             $11,691,903
                              Net unrealized appreciation (depreciation) on
                                investments..............................              37,311,379
                                                                                      -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                      49,003,282
                                                                                                              -----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $90,435,119
                                                                                                              ===========

                      See notes to financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                          Six Months Ended
                                                                                          November 30, 1997      Year Ended
                                                                                              (Unaudited)       May 31, 1997
                                                                                             --------------    --------------
OPERATIONS:
   Investment income--net..................................................                  $   41,431,837    $   87,835,545
   Net realized gain (loss) on investments................................                       11,691,903         5,326,888
   Net unrealized appreciation (depreciation) on investments..............                       37,311,379        45,283,672
                                                                                             --------------    --------------
      Net Increase (Decrease) in Net Assets Resulting from Operations.....                       90,435,119       138,446,105
                                                                                             --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net..................................................                     (41,217,156)      (87,601,176)
   Net realized gain on investments.......................................                               --        (9,004,843)
                                                                                             --------------    --------------
      Total Dividends.....................................................                      (41,217,156)      (96,606,019)
                                                                                             --------------    --------------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold..........................................                      450,794,850     2,685,271,128
   Dividends reinvested...................................................                       28,481,022        68,017,640
   Cost of shares redeemed................................................                     (521,989,725)   (2,791,120,807)
                                                                                             --------------    --------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions...                      (42,713,853)      (37,832,039)
                                                                                             --------------    --------------
         Total Increase (Decrease) in Net Assets..........................                        6,504,110         4,008,047

NET ASSETS:
   Beginning of Period....................................................                    1,702,686,435     1,698,678,388
                                                                                             --------------    --------------
   End of Period..........................................................                   $1,709,190,545    $1,702,686,435
                                                                                             ==============    ==============
Undistributed investment income--net.......................................                  $      449,050    $      234,369
                                                                                             --------------    --------------

                                                                                                 Shares            Shares
                                                                                             --------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold............................................................                       29,535,950       180,835,120
   Shares issued for dividends reinvested.................................                        1,857,709         4,558,729
   Shares redeemed........................................................                      (34,193,743)     (187,723,881)
                                                                                             --------------    --------------
      Net Increase (Decrease) in Shares Outstanding.......................                       (2,800,084)       (2,330,032)
                                                                                             ==============    ==============

                      See notes to financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                               Six Months Ended
                                               November 30, 1997                  Year Ended May 31,
                                                                  --------------------------------------------------
PER SHARE DATA:                                   (Unaudited)      1997       1996       1995       1994       1993
                                                  -----------     ------     ------     ------     ------     ------
   Net asset value, beginning of period.            $14.97         $14.64      $15.19      $15.06      $16.06      $15.36
                                                    ------         ------      ------      ------      ------      ------
   Investment Operations:
   Investment income--net................              .38            .76         .79         .84         .88         .95
   Net realized and unrealized gain (loss)
      on investments....................               .43            .41        (.51)        .23        (.62)        .92
                                                    ------         ------      ------      ------      ------      ------
   Total from Investment Operations.....               .81           1.17         .28        1.07         .26        1.87
                                                    ------         ------      ------      ------      ------      ------
   Distributions:
   Dividends from investment income--net.             (.37)          (.76)       (.79)       (.84)       (.89)       (.95)
   Dividends from net realized gain on
      investments.......................              --             (.08)       (.04)       (.08)       (.37)       (.22)
   Dividends in excess of net realized gain on
      investments.......................              --             --          --          (.02)       --          --
                                                    ------         ------      ------      ------      ------      ------
   Total Distributions..................              (.37)          (.84)       (.83)       (.94)      (1.26)      (1.17)
                                                    ------         ------      ------      ------      ------      ------
   Net asset value, end of period.......            $15.41         $14.97      $14.64      $15.19      $15.06      $16.06
                                                    ======         ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN.................             10.91%(1)       8.14%       1.84%       7.55%       1.42%       12.63%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets             .70%(1)        .74%        .71%        .72%        .71%        .70%
   Ratio of net investment income
      to average net assets.............              4.90%(1)       5.10%       5.24%       5.70%       5.49%       6.03%
   Portfolio Turnover Rate..............             21.98%(2)      74.46%      81.93%      49.03%      35.66%      51.20%
   Net Assets, end of period (000's Omitted)    $1,709,191     $1,702,686  $1,698,678  $1,879,197  $1,941,233  $2,098,253

----------------
(1) Annualized.
(2) Not annualized.

                      See notes to financial statements.

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus New York Tax Exempt Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at

Dreyfus New York Tax Exempt Bond Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1997, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, interest on borrowings, brokerage commissions, commitment fees and extraordinary expenses, exceed 11/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1997, there was no expense reimbursement pursuant to the Agreement.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1997, the Fund was charged $331,869 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1997, the Fund was charged $259,590 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

   (d) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs less than fifteen days following the date of issuance. During the period ended November 30, 1997, redemption fees amounted to $129,481.

NOTE 4--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1997 amounted to $352,012,902 and $502,118,770, respectively.

   At November 30, 1997, accumulated net unrealized appreciation on investments was $101,442,370, consisting of $101,805,463 gross unrealized appreciation and $363,093 gross unrealized depreciation.

   At November 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus New York
Tax Exempt Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                     980SA9711